Related parties (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Transaction with ING Group's main associates and joint ventures

Transactions with ING Group’s main associates and joint ventures
	Associates		Joint ventures
in EUR million	2023	2022	2023	2022
Assets	121	121	0	0
Liabilities	424	309	1	1
Off-balance sheet commitments	20	28	0	0

Income received	10	12	0	0
Expenses paid	3	0	0	0

Summary of information about key management personnel

Key management personnel compensation (Executive Board and Management Board Banking)
2023 in EUR thousands	Executive Board of ING Groep N.V.	Management Board Banking [1]	Total
Fixed Compensation
– Base salary	4,220	4,200	8,420
– Collective fixed allowances [2]	1,002	887	1,889
– Pension costs	78	107	185
– Severance benefits		734	734
Variable compensation
– Upfront cash		598	598
– Upfront shares	293	598	891
– Deferred cash		897	897
– Deferred shares	439	897	1,336
– Other emoluments [3]	344	487	832
Total compensation	6,376	9,405	15,782
1Excluding members of the Management Board Banking that are also members of the Executive Board of ING Groep N.V.
2The collective fixed allowances consist of two savings allowances applicable to employees in the Netherlands;  an individual savings allowance of 3.5% and a collective savings allowance to compensate for loss of pension benefits with respect to salary in excess of
EUR 128,810.
3This includes expatriate allowances (such as housing, school/tuition fees and international health insurances, if applicable); banking and insurance benefits from ING (on the same terms as for other employees of ING in the Netherlands); tax and financial planning services to ensure compliance with the relevant legislative requirements; reimbursement of costs under the Directors & Officers indemnity provided by ING; the use of a company car or driver service.

Key management personnel compensation (Executive Board and Management Board Banking)
2022 in EUR thousands	Executive Board of ING Groep N.V.	Management Board Banking [1]	Total
Fixed Compensation
– Base salary	4,220	4,969	9,189
– Collective fixed allowances [2]	1,011	1,073	2,084
– Pension costs	70	116	186
– Severance benefits		932	932
Variable compensation
– Upfront cash		803	803
– Upfront shares	268	803	1,071
– Deferred cash		1,204	1,204
– Deferred shares	401	1,204	1,605
– Other emoluments [3]	296	638	934
Total compensation	6,266	11,742	18,008
1Excluding members of the Management Board Banking that are also members of the Executive Board of ING Groep N.V.
2The collective fixed allowances consist of two savings allowances applicable to employees in the Netherlands; an individual savings allowance of 3.5% and a collective savings allowance to compensate for loss of pension benefits with respect to salary in excess of
EUR 114,866.
3This includes amongst others: housing, school/tuition fees, international health insurance, relocation costs and tax and financial planning.

Summary of key management personnel compensation of supervisory board

Key management personnel compensation (Supervisory Board)
in EUR thousands	2023	2022
Total compensation	1,152	1,048

Disclosure of shares and stock options to key management

Number of ING Groep N.V. shares to key management personnel
	ING Groep N.V. shares
in numbers	2023	2022
Executive Board members	128,241	108,217
Management Board Banking	262,507	294,574
Supervisory Board members	5,295	5,295
Total number of shares	396,043	408,086